Short Term Investments	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Short Term Investments
9. SHORT-TERM INVESTMENTS

	December 31, 2021			December 31, 2020
	Fair Value	Cost	Accumulated unrealized holding gains	Fair Value	Cost	Accumulated unrealized holding gains
Short-term investments	$51,723	$20,419	$31,304	$111,946	$20,419	$91,527